Vessels, net	12 Months Ended
Dec. 31, 2020
Vessels Net
Vessels, net

6. Vessels, net

The following table presents an analysis of vessels, net:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2019	$ 728,923	$(142,823)	$ 586,100

Improvements	19,896	—	19,896
Depreciation for the year	—	(29,105)	(29,105)

Balance as at December 31, 2019	$ 748,819	$(171,928)	$ 576,891

Vessel acquisitions	162,600	—	162,600
Improvements	11,601	—	11,601
Depreciation for the year	—	(38,895)	(38,895)

Balance as at December 31, 2020	$ 923,020	(210,823)	712,197

All of the Partnership’s vessels as of December 31, 2020 have been provided as collateral to secure the Partnership’s credit facilities and financing arrangements (Note 8).

Vessel acquisitions

In January 2020, the Partnership entered into three separate Shares Purchase Agreements (“SPA”) with CMTC for the acquisition of the shares of the companies owning the M/V Athenian, the M/V Athos and the M/V Aristomenis for a total consideration of $162,600. The Partnership accounted for these acquisitions as acquisition of assets. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rates were equal to the market rates on the acquisition date and therefore the total consideration was allocated to the vessels’ cost.

Improvements

Cost for improvements during the years ended December 31, 2020 and 2019 include $10,906 and $19,297, respectively, relating to the installation of exhaust gas cleaning and ballast water treatment systems.

Vessel disposal

On September 11, 2018 the Partnership entered into a Memorandum of Agreement (“MOA”) with an unrelated party for the disposal of the M/T Amore Mio II at a price of $11,150. Upon entering into the agreement the Partnership determined that the M/T Amore Mio II met the criteria to be classified as held for sale as described in note 2(i) and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $28,805 in the consolidated statement of comprehensive loss for the year ended December 31, 2018, reducing the vessel’s carrying value to $10,927. The vessel was delivered to its buyer on October 15, 2018.